UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Missouri Premium Income Municipal Fund (NOM) August 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.3% (2.2% of Total Investments)
$1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc.,	No Opt. Call	AA-	$1,126,810
	Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)

	Education and Civic Organizations - 6.1% (4.2% of Total Investments)
625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St.	6/10 at 100.00	Baa2	672,800
	Louis, Series 2000, 6.750%, 6/15/30
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis Priory School,	2/08 at 101.00	A3	523,115
	Series 2000, 5.650%, 2/01/25
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series	4/11 at 100.00	Aaa	403,376
	2001, 5.500%, 4/01/18 - MBIA Insured
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	12/05 at 100.00	N/R	509,550
	Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

	Healthcare - 23.8% (16.3% of Total Investments)
1,800	Johnson County, Missouri, Hospital Revenue Bonds, Western Missouri Medical Center, Series 2000,	6/10 at 100.00	AA	1,970,082
	6.000%, 6/01/20 - RAAI Insured
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health	2/15 at 102.00	BBB+	793,455
	System, Series 2004, 5.500%, 2/15/29
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke's Health System,	6/11 at 101.00	AAA	533,780
	Series 2001, 5.250%, 12/01/26 - FSA Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series
	2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,595,520
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,229,832
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/14 at 100.00	BBB+	535,840
	Series 2003, 5.700%, 2/15/34
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/06 at 102.00	BBB+	437,010
	Series 1996, 6.500%, 2/15/21
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony's Medical Center,	12/10 at 101.00	A	1,083,730
	Series 2000, 6.250%, 12/01/30

	Housing/Multifamily - 6.9% (4.7% of Total Investments)
625	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II, 5.250%,	12/11 at 100.00	AA	658,244
	12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	4/08 at 102.00	AAA	514,955
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 (Alternative Minimum Tax) - FSA
	Insured
545	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	574,256
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997A, 5.950%, 4/20/17
600	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	631,698
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997B, 6.000%, 10/20/15
	(Alternative Minimum Tax)

	Housing/Single Family - 1.3% (0.9% of Total Investments)
120	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/06 at 105.00	AAA	121,994
	Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)
175	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	9/06 at 105.00	AAA	175,208
	Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)
155	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 100.00	AAA	157,943
	Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)

	Long-Term Care - 5.6% (3.8% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services -	2/14 at 100.00	N/R	1,855,053
	Heisinger Project, Series 2004, 5.500%, 2/01/35
50	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox	8/09 at 101.00	N/R	53,512
	Village, Series 1999, 6.000%, 8/15/17

	Materials - 2.3% (1.6% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series	6/13 at 101.00	BBB	786,038
	2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	Tax Obligation/General - 31.0% (21.3% of Total Investments)
300	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Series	3/15 at 100.00	AAA	323,640
	2005, 5.000%, 3/01/25 - FSA Insured
500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series	No Opt. Call	AAA	555,465
	2005, 5.250%, 3/01/24 - FSA Insured
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	547,890
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 - FSA Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A, 5.000%,	3/13 at 100.00	AA+	1,765,241
	3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	1,190,730
	Insured
2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds, Series	No Opt. Call	AAA	2,432,686
	1995, 7.375%, 2/01/12 - FGIC Insured
1,145	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,224,440
	Series 1994A, 7.800%, 3/01/08 - FGIC Insured
350	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AAA	387,510
	5.250%, 3/01/20 - FSA Insured
645	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 1993A, 8.500%,	No Opt. Call	AAA	699,322
	4/01/07 - FGIC Insured
1,405	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AAA	1,532,532
	4/01/19 - FSA Insured

	Tax Obligation/Limited - 36.7% (25.2% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 - FGIC	12/15 at 100.00	Aaa	651,324
	Insured
750	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R	776,932
	Redevelopment Project, Series 2002, 6.125%, 10/01/21
750	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series	3/09 at 101.00	N/R	790,493
	1999, 5.850%, 3/01/19
2,000	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown	4/10 at 100.00	AAA	2,198,740
	Redevelopment Project, Series 2000A, 5.750%, 4/01/22 - MBIA Insured
360	Missouri Development Finance Board, Infrastructure Facilites Revenue Bonds, Branson Landing	6/15 at 100.00	BBB+	369,194

	Project, Series 2005A, 5.000%, 6/01/35 (WI, settling 9/13/05)
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,	3/10 at 101.00	AAA	499,140
	Series 1999, 5.750%, 3/01/19 - MBIA Insured
1,135	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	AAA	1,453,663
	8/01/26 - AGC Insured
600	Riverside, Missouri, Tax Increment Revenue Bonds, L-385 Levee Project, Series 2004, 5.250%,	5/15 at 100.00	BBB	624,654
	5/01/20
400	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	404,416
	Village Project, Series 2005A, 5.500%, 11/01/27
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse,	2/12 at 100.00	Aaa	1,129,290
	Series 2002A, 5.750%, 2/15/16 - FGIC Insured
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	AAA	2,238,000
	Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/11 at 100.00	Aaa	1,482,769
	Parking Garage, Series 2002D, 5.000%, 11/01/22 - AMBAC Insured

	Transportation - 4.7% (3.2% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport,	4/11 at 101.00	AAA	521,260
	Series 2001, 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	1,081,110
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19

	U.S. Guaranteed *** - 15.4% (10.6% of Total Investments)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	2,770,125
	2001A, 5.250%, 6/01/28 (Pre-refunded to 6/01/11) - AMBAC Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AAA	586,380
	7/01/20 (Alternative Minimum Tax)
750	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000,	3/10 at 101.00	AAA	837,473
	5.750%, 3/01/17 (Pre-refunded to 3/01/10) - FGIC Insured
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R***	1,108,346
	7.250%, 6/15/25 (Pre-refunded to 6/15/10)

	Utilities - 5.6% (3.8% of Total Investments)
1,800	Springfield Public Utilities Board, Missouri, Certificates of Participation, Series 2001, 5.000%,	12/09 at 100.00	AAA	1,919,952
	12/01/17 - AMBAC Insured

	Water and Sewer - 3.2% (2.2% of Total Investments)
640	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A,	5/14 at 100.00	AAA	695,488
	5.000%, 5/01/20 - MBIA Insured
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue	No Opt. Call	Aaa	415,732
	Bonds, State Revolving Fund Program - Kansas City Project, Series 1997C, 6.750%, 1/01/12

$45,800	Total Long-Term Investments (cost $46,612,270) - 145.9%			50,157,738

	Other Assets Less Liabilities - 0.6%			220,131

	Preferred Shares, at Liquidation Value - (46.5)%			(16,000,000)

	Net Assets Applicable to Common Shares - 100%			$34,377,869

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $46,600,942.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,571,329
Depreciation	(14,533)

Net unrealized appreciation of investments	$3,556,796

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.